STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Cash Flows from Operating Activities:
Net income	$ 189,524	$ 2,410,775
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,123,400)	(4,082,917)
Unrealized (gain) on marketable securities held in Trust Account		(624)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	22,197	(10,399)
Accounts payable and accrued expenses	480,206	1,005,723
Net cash used in operating activities	(431,473)	(677,442)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(370,000)	(250,000)
Cash withdrawn from Trust Account in connection with redemption	28,911,257	92,514,424
Net cash provided by investing activities	28,541,257	92,264,424
Cash Flows from Financing Activities:
Advances from related party - Sponsor	112,516	550,000
Advances from related party - Allrites	231,666
Proceeds from extension loan	370,000	250,000
Repayment of advances from related party - Sponsor	(100,400)
Redemption of ordinary shares	(28,911,257)	(92,514,424)
Net cash used in financing activities	(28,297,475)	(91,714,424)
Net Change in Cash	(187,691)	(127,442)
Cash - Beginning of period	233,088	360,530
Cash - End of period	45,397	233,088
Non-Cash investing and financing activities:
Extension funds attributable to ordinary shares subject to redemption	370,000	250,000
Accretion of Class A ordinary shares carrying value to redemption value	$ 1,123,400	$ 4,083,541